Expense Example	Nov. 10, 2025 USD ($)
Fundstrat Granny Shots US Small- & Mid-Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Fundstrat Granny Shots US Large Cap & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315